SUPPLEMENT TO THE COMMON CLASS PROSPECTUSES
                    AND STATEMENTS OF ADDITIONAL INFORMATION

                     CREDIT SUISSE CAPITAL APPRECIATION FUND
                       CREDIT SUISSE EMERGING MARKETS FUND
                         CREDIT SUISSE FIXED INCOME FUND
                     CREDIT SUISSE GLOBAL FIXED INCOME FUND
                 CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
                     CREDIT SUISSE INTERNATIONAL FOCUS FUND
                         CREDIT SUISSE JAPAN EQUITY FUND
                        CREDIT SUISSE MID-CAP GROWTH FUND
                   CREDIT SUISSE NEW YORK MUNICIPAL BOND FUND
                        CREDIT SUISSE SELECT EQUITY FUND
                       CREDIT SUISSE SMALL CAP GROWTH FUND
                       CREDIT SUISSE SMALL CAP VALUE FUND

     The following information supersedes certain information in the Funds' Common Class Prospectuses and Statements of Additional Information.

     The Common Class shares are available for purchase by the employees of Credit Suisse Asset Management, LLC ("CSAM") or its affiliates and current and former Directors or Trustees of Funds advised by CSAM or its affiliates.

Dated: December 8, 2004                                         16-1204
                                                                for
                                                                WPBDF
                                                                WPFOC
                                                                WPISF
                                                                WPJPN
                                                                WPUSL
                                                                WPUSS
                                                                CSCSC
                                                                2004-047